Dreyfus US Treasury Intermediate Term Fund

Incorporated herein by reference is definitive version of the above-referenced fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000779131-14-000018).